RISK MANAGEMENT (Details 12) - COP ($) $ in Millions		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk		$ 199,665,846		$ 181,147,247
Other Financial Instruments [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	[1]	16,837,677		13,900,216
Debt securities [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk		14,860,621		11,705,563
Debt securities [member] | Other Financial Instruments [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk		14,859,423		11,705,563
Debt securities [member] | Low Risk [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk		12,475,888		9,134,939
Debt securities [member] | Medium Risk [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk		1,842,454		1,695,848
Debt securities [member] | High Risk [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk		336,054		647,709
Debt securities [member] | Without Rating [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk		205,027		227,067
Trading equity securities [member] | Other Financial Instruments [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk		1,520,313	[2]	1,414,824
Trading equity securities [member] | Low Risk [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk		780,870		792,323
Trading equity securities [member] | Medium Risk [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk		0		11,111
Trading equity securities [member] | High Risk [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk		10,939		602
Trading equity securities [member] | Without Rating [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk		728,504		610,788
Derivatives [member] | Other Financial Instruments [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	[3],[4]	457,940		779,829
Derivatives [member] | Low Risk [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	[4]	349,375		765,355
Derivatives [member] | Medium Risk [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	[4]	181		94
Derivatives [member] | High Risk [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	[4]	1,679		1,640
Derivatives [member] | Without Rating [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	[4]	$ 106,705		$ 12,741

[1]	Collateral Held (-) and Collateral Pledged (+).
[2]	Includes investments classified as “assets held for sale”. See Note 12 Assets held for sale and inventories, net.
[3]	Exposure in Derivatives with base in MTM (only positive values), netting by counterparty is applied * Debt Securities Book value 100% * Equity Instruments: - Shares:100% - Investment funds: Book value 100%
[4]	For derivatives transactions counterparty risk is disclosed as long as the valuation is positive. Therefore, the value described here differs from the book value.